Annual Operating Expenses - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Canada Fund - Fidelity Canada Fund	Dec. 30, 2022
Operating Expenses:
Management fee	0.65%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.89%

[1]	A The management fee is comprised of a basic fee of 0.68% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the S&P/TSX Composite Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.